S000074124 [Member] Expense Example - S000074124 [Member]	Aug. 31, 2025 USD ($)
C000231690 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	266
Expense Example, with Redemption, 10 Years	622
C000231692 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	349
Expense Example, with Redemption, 10 Years	$ 804